Vanguard® Growth and Income Fund
Schedule of Investments (unaudited)
As of December 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (97.9%)
Communication Services (10.1%)
*	Alphabet Inc. Class A	117,527	340,480
*	Alphabet Inc. Class C	114,991	332,737
*	Meta Platforms Inc. Class A	872,276	293,390
	Activision Blizzard Inc.	1,048,242	69,740
	Verizon Communications Inc.	1,284,085	66,721
	AT&T Inc.	2,684,945	66,050
*	Netflix Inc.	106,223	63,993
	Comcast Corp. Class A	1,078,624	54,287
*	Walt Disney Co.	122,904	19,037
	News Corp. Class A	754,434	16,831
	Interpublic Group of Cos. Inc.	402,334	15,067
*	Take-Two Interactive Software Inc.	81,194	14,430
	News Corp. Class B	582,003	13,095
	Lumen Technologies Inc.	1,042,134	13,079
	Omnicom Group Inc.	134,644	9,865
	Electronic Arts Inc.	70,500	9,299
*	Twitter Inc.	180,900	7,818
	Fox Corp. Class B	158,831	5,443
*	Pinterest Inc. Class A	97,400	3,540
	Fox Corp. Class A	77,055	2,843
*	Yelp Inc. Class A	77,600	2,812
*	Charter Communications Inc. Class A	3,900	2,543
*	Snap Inc. Class A	42,940	2,019
*	DISH Network Corp. Class A	61,054	1,981
*	Gogo Inc.	113,356	1,534
*	Frontier Communications Parent Inc.	47,629	1,405
*	Liberty Global plc Class C	31,400	882
*	Liberty Media Corp.- Liberty SiriusXM Class C	7,900	402
	New York Times Co. Class A	6,900	333
*	Iridium Communications Inc.	6,000	248
*	Liberty Media Corp.- Liberty SiriusXM Class A	4,400	224
*	Cars.com Inc.	9,600	154
*	IAC/InterActiveCorp.	1,100	144
*	AMC Networks Inc. Class A	3,100	107
*	Travelzoo	10,400	98
*	WideOpenWest Inc.	3,000	65
*	QuinStreet Inc.	3,000	55
*	Loyalty Ventures Inc.	1,600	48
	Spok Holdings Inc.	5,001	47
*	Endeavor Group Holdings Inc. Class A	1,300	45
*	Hemisphere Media Group Inc. Class A	5,660	41
	Entravision Communications Corp. Class A	3,600	24

		Shares	Market Value ($000)
*	Sciplay Corp. Class A	1,500	21
*	Urban One Inc.	5,947	20
*	Anterix Inc.	99	6
*	EverQuote Inc. Class A	400	6
	Scholastic Corp.	100	4
*	US Cellular Corp.	99	3
*	Yandex NV Class A	47	3
*	Consolidated Communications Holdings Inc.	300	2
*	DHI Group Inc.	302	2
*	Lions Gate Entertainment Corp. Class B	100	2
*	T-Mobile US Inc.	20	2
	TEGNA Inc.	99	2
*	Zynga Inc. Class A	300	2
*	Stagwell Inc.	200	2
*	Clear Channel Outdoor Holdings Inc.	300	1
	National CineMedia Inc.	300	1
	Sinclair Broadcast Group Inc. Class A	50	1
*	TrueCar Inc.	300	1
*	Angi Inc. Class A	100	1
*	Gannett Co. Inc.	208	1
	Manchester United plc Class A	40	1
*	Vimeo Inc.	34	1
*	Fluent Inc.	99	—
*	Liberty TripAdvisor Holdings Inc. Class A	100	—
*	Eros STX Global Corp.	200	—
*	Emerald Holding Inc.	11	—
*	Magnite Inc.	26	—
*	Liberty Latin America Ltd. Class A	29	—
			1,433,041
Consumer Discretionary (14.0%)
*	Amazon.com Inc.	133,819	446,198
*	Tesla Inc.	314,164	332,002
	Lowe's Cos. Inc.	471,845	121,963
	Home Depot Inc.	258,925	107,456
	McDonald's Corp.	396,829	106,378
	Target Corp.	320,903	74,270
	Ford Motor Co.	3,412,643	70,881
	Bath & Body Works Inc.	749,634	52,317
*	Booking Holdings Inc.	19,284	46,267
	Yum! Brands Inc.	332,220	46,132
	TJX Cos. Inc.	587,854	44,630
	Starbucks Corp.	342,644	40,079
	LKQ Corp.	609,058	36,562
	Tapestry Inc.	763,967	31,017
	Domino's Pizza Inc.	53,333	30,097
*	AutoZone Inc.	12,799	26,832
	NIKE Inc. Class B	155,416	25,903
*	Ulta Beauty Inc.	59,787	24,653
	PulteGroup Inc.	421,656	24,102
	Best Buy Co. Inc.	204,471	20,774
	H&R Block Inc.	865,960	20,402
	Lennar Corp. Class A	171,635	19,937
*	O'Reilly Automotive Inc.	26,580	18,772
	PVH Corp.	156,922	16,736
	Dollar General Corp.	65,880	15,536
	Pool Corp.	24,530	13,884
	eBay Inc.	202,262	13,450
	Advance Auto Parts Inc.	51,390	12,327

		Shares	Market Value ($000)
	DR Horton Inc.	110,312	11,963
*	Victoria's Secret & Co.	194,692	10,813
*	Las Vegas Sands Corp.	273,100	10,280
*	NVR Inc.	1,507	8,905
*	Marriott International Inc. Class A	39,800	6,577
*	Under Armour Inc. Class C	299,016	5,394
	Darden Restaurants Inc.	35,151	5,295
*	Under Armour Inc. Class A	209,900	4,448
*	General Motors Co.	73,782	4,326
	Ross Stores Inc.	32,742	3,742
	Genuine Parts Co.	26,600	3,729
	Signet Jewelers Ltd.	40,500	3,525
*	GoPro Inc. Class A	325,273	3,354
	Harley-Davidson Inc.	87,200	3,287
	Camping World Holdings Inc. Class A	80,700	3,260
	Travel + Leisure Co.	57,000	3,150
*	Hilton Worldwide Holdings Inc.	19,900	3,104
	Gentex Corp.	87,300	3,042
*	Mohawk Industries Inc.	13,891	2,531
*	Expedia Group Inc.	14,000	2,530
	Macy's Inc.	94,000	2,461
*	Etsy Inc.	10,662	2,334
	Whirlpool Corp.	9,900	2,323
	Garmin Ltd.	16,800	2,288
	Magna International Inc.	28,100	2,274
*	MercadoLibre Inc.	1,600	2,157
	Newell Brands Inc.	81,700	1,784
	Kohl's Corp.	34,000	1,679
	Hanesbrands Inc.	94,200	1,575
*	Chegg Inc.	46,400	1,424
*	Academy Sports & Outdoors Inc.	31,600	1,387
	Tractor Supply Co.	5,700	1,360
*	Penn National Gaming Inc.	24,480	1,269
	Qurate Retail Inc. Series A	120,700	917
*	Sonos Inc.	28,400	846
	Papa John's International Inc.	5,700	761
	Churchill Downs Inc.	2,700	650
*	Terminix Global Holdings Inc.	13,900	629
	Service Corp. International	8,700	618
	Kontoor Brands Inc.	11,931	611
*	Overstock.com Inc.	10,000	590
	Dick's Sporting Goods Inc.	5,000	575
*	AutoNation Inc.	4,900	573
*	Chipotle Mexican Grill Inc. Class A	300	524
	Penske Automotive Group Inc.	4,800	515
	Williams-Sonoma Inc.	2,809	475
	Acushnet Holdings Corp.	8,901	472
*	Abercrombie & Fitch Co. Class A	13,300	463
*	Revolve Group Inc.	8,100	454
*	Sleep Number Corp.	5,800	444
*	Hayward Holdings Inc.	16,300	428
	Winnebago Industries Inc.	5,500	412
*	frontdoor Inc.	11,000	403
*	Vista Outdoor Inc.	8,359	385
	Levi Strauss & Co. Class A	14,400	360
	Gap Inc.	17,700	312
*	Canada Goose Holdings Inc.	8,300	308
	Sonic Automotive Inc. Class A	6,100	302

		Shares	Market Value ($000)
	Columbia Sportswear Co.	2,900	283
	Hibbett Inc.	3,900	281
*	Aptiv plc	1,530	252
*	Adient plc	5,200	249
	Shutterstock Inc.	2,100	233
	Choice Hotels International Inc.	1,342	209
*	Wayfair Inc. Class A	1,100	209
*	Accel Entertainment Inc. Class A	15,300	199
*	YETI Holdings Inc.	2,300	191
	Red Rock Resorts Inc. Class A	3,000	165
*	SeaWorld Entertainment Inc.	2,400	156
*	Lumber Liquidators Holdings Inc.	8,600	147
*	Rivian Automotive Inc. Class A	1,400	145
*	Hilton Grand Vacations Inc.	2,679	140
*	Fossil Group Inc.	12,700	131
	Leggett & Platt Inc.	3,000	123
	Jack in the Box Inc.	1,336	117
*	Sportsman's Warehouse Holdings Inc.	9,100	107
*	Tupperware Brands Corp.	6,900	106
	Sturm Ruger & Co. Inc.	1,400	95
	Laureate Education Inc. Class A	7,200	88
	Thor Industries Inc.	800	83
	Brunswick Corp.	800	81
*	Tenneco Inc. Class A	7,020	79
*	Farfetch Ltd. Class A	2,000	67
*	American Outdoor Brands Inc.	3,071	61
*	Neogames SA	2,088	58
*	Citi Trends Inc.	500	47
*	Party City Holdco Inc.	8,000	45
*	iRobot Corp.	600	40
*	Stride Inc.	1,200	40
*	Perdoceo Education Corp.	3,300	39
*	Lindblad Expeditions Holdings Inc.	2,400	37
*	Modine Manufacturing Co.	3,500	35
	Hamilton Beach Brands Holding Co. Class A	2,057	30
*	Arcos Dorados Holdings Inc. Class A	4,497	26
*	Universal Electronics Inc.	600	24
	Polaris Inc.	200	22
*	Quotient Technology Inc.	2,900	22
*	Duluth Holdings Inc. Class B	1,402	21
*	Conn's Inc.	800	19
	Johnson Outdoors Inc. Class A	200	19
	Graham Holdings Co. Class B	28	18
	PetMed Express Inc.	700	18
*	Superior Industries International Inc.	3,803	17
*	Full House Resorts Inc.	1,400	17
*	Just Eat Takeaway.com NV ADR	1,300	14
*	Bright Horizons Family Solutions Inc.	100	13
*	Sally Beauty Holdings Inc.	700	13
*	Cavco Industries Inc.	38	12
*	OneSpaWorld Holdings Ltd.	1,100	11
	International Game Technology plc	193	6
*	Inspired Entertainment Inc.	401	5
*	Royal Caribbean Cruises Ltd.	54	4
*	Biglari Holdings Inc. Class B	20	3
*	Designer Brands Inc. Class A	196	3
*	Master Craft Boat Holdings Inc.	100	3
*	ODP Corp.	75	3

		Shares	Market Value ($000)
*	Veoneer Inc.	98	3
*	Poshmark Inc. Class A	170	3
	Cato Corp. Class A	127	2
	Smith & Wesson Brands Inc.	100	2
*	Greenlane Holdings Inc. Class A	1,600	2
*	Bluegreen Vacations Holding Class A	60	2
*	Mister Car Wash Inc.	100	2
*	Adtalem Global Education Inc.	39	1
*	Barnes & Noble Education Inc.	178	1
	Carrols Restaurant Group Inc.	229	1
	Clarus Corp.	31	1
*	Container Store Group Inc.	100	1
	Del Taco Restaurants Inc.	100	1
*	El Pollo Loco Holdings Inc.	93	1
*	Express Inc.	200	1
*	Mattel Inc.	44	1
*	Noodles & Co. Class A	100	1
*	Regis Corp.	300	1
*	Target Hospitality Corp.	388	1
*	Urban Outfitters Inc.	39	1
*	Vera Bradley Inc.	100	1
	Bassett Furniture Industries Inc.	71	1
*	J Jill Inc.	40	1
*	Despegar.com Corp.	99	1
*	Yatra Online Inc.	400	1
*	Vizio Holding Corp. Class A	38	1
*	JAKKS Pacific Inc.	100	1
*	American Axle & Manufacturing Holdings Inc.	10	—
*	American Public Education Inc.	2	—
	Big 5 Sporting Goods Corp.	16	—
	Guess? Inc.	3	—
*	Visteon Corp.	4	—
*	Kandi Technologies Group Inc.	34	—
			1,984,871
Consumer Staples (5.5%)
	Costco Wholesale Corp.	227,317	129,048
	Walmart Inc.	650,128	94,067
	Coca-Cola Co.	1,548,340	91,677
	Procter & Gamble Co.	486,290	79,547
	Philip Morris International Inc.	549,407	52,194
	Altria Group Inc.	954,965	45,256
	Colgate-Palmolive Co.	524,592	44,769
	Tyson Foods Inc. Class A	490,205	42,726
	Estee Lauder Cos. Inc. Class A	101,762	37,672
	Archer-Daniels-Midland Co.	412,878	27,906
	PepsiCo Inc.	121,836	21,164
*	Monster Beverage Corp.	164,600	15,808
	Hershey Co.	80,865	15,645
	General Mills Inc.	190,468	12,834
	Kroger Co.	273,669	12,386
	Kraft Heinz Co.	237,240	8,517
	Sysco Corp.	90,760	7,129
	Keurig Dr Pepper Inc.	166,600	6,141
	Constellation Brands Inc. Class A	21,694	5,445
	Kellogg Co.	65,600	4,226
	Molson Coors Beverage Co. Class B	79,600	3,690
	J M Smucker Co.	26,200	3,559
	Brown-Forman Corp. Class B	47,000	3,424

		Shares	Market Value ($000)
	Hormel Foods Corp.	54,300	2,650
	Campbell Soup Co.	48,000	2,086
[1]	Albertsons Cos. Inc. Class A	68,600	2,071
	Conagra Brands Inc.	53,600	1,831
	Mondelez International Inc. Class A	25,954	1,721
	Flowers Foods Inc.	56,800	1,560
*	BJ's Wholesale Club Holdings Inc.	21,700	1,453
*	Pilgrim's Pride Corp.	39,300	1,108
	McCormick & Co. Inc.	5,000	483
	Clorox Co.	2,400	419
*	Nomad Foods Ltd.	15,800	401
*	United Natural Foods Inc.	6,800	334
*	USANA Health Sciences Inc.	3,250	329
	National Beverage Corp.	4,400	200
*	Grocery Outlet Holding Corp.	3,400	96
	Lamb Weston Holdings Inc.	1,400	89
*	SunOpta Inc.	9,200	64
	Coca-Cola Consolidated Inc.	100	62
	Nature's Sunshine Products Inc.	2,310	43
	Calavo Growers Inc.	600	26
*	Adecoagro SA	3,300	25
*	Lifevantage Corp.	3,204	20
	SpartanNash Co.	700	18
	Vector Group Ltd.	1,217	14
*	Veru Inc.	1,700	10
*	Hostess Brands Inc. Class A	171	4
	Seaboard Corp.	1	4
*	Zevia PBC Class A	600	4
*	Simply Good Foods Co.	79	3
*	BellRing Brands Inc. Class A	100	3
	PriceSmart Inc.	28	2
*	Herbalife Nutrition Ltd.	45	2
*	Blue Apron Holdings Inc. Class A	200	1
*	Coty Inc. Class A	100	1
	Natural Grocers by Vitamin Cottage Inc.	100	1
	Cal-Maine Foods Inc.	9	—
			781,968
Energy (2.8%)
	Exxon Mobil Corp.	1,717,226	105,077
	Chevron Corp.	444,281	52,136
	EOG Resources Inc.	553,609	49,177
	Schlumberger NV	1,047,680	31,378
	APA Corp.	1,112,404	29,913
	Halliburton Co.	1,047,275	23,951
	ConocoPhillips	279,010	20,139
	Coterra Energy Inc.	1,052,256	19,993
	Kinder Morgan Inc.	960,560	15,235
	Marathon Petroleum Corp.	199,810	12,786
	Occidental Petroleum Corp.	256,589	7,439
	Hess Corp.	84,394	6,248
	Diamondback Energy Inc.	52,695	5,683
	ONEOK Inc.	74,520	4,379
	Marathon Oil Corp.	252,709	4,150
	Pioneer Natural Resources Co.	21,700	3,947
	Williams Cos. Inc.	70,900	1,846
	Ovintiv Inc. (XNYS)	46,400	1,564
	HollyFrontier Corp.	39,200	1,285
	Cheniere Energy Inc.	12,500	1,268

		Shares	Market Value ($000)
	Valero Energy Corp.	14,730	1,106
*	Green Plains Inc.	23,700	824
	Continental Resources Inc.	16,900	756
	Texas Pacific Land Corp.	513	641
*	EQT Corp.	27,900	609
	Targa Resources Corp.	7,077	370
*	CNX Resources Corp.	21,400	294
*	Southwestern Energy Co.	62,300	290
	Arch Resources Inc.	2,400	219
*	Antero Resources Corp.	9,600	168
*	Transocean Ltd. (XNYS)	56,893	157
*	Range Resources Corp.	8,500	152
	Oasis Petroleum Inc.	1,200	151
	Geopark Ltd.	12,000	137
*	Denbury Inc.	1,400	107
	Antero Midstream Corp.	5,500	53
	Equitrans Midstream Corp.	5,100	53
*	Alto Ingredients Inc.	10,700	51
*	Noble Corp.	1,152	29
	Civitas Resources Inc.	600	29
*	Teekay Corp.	6,400	20
	Baker Hughes Co. Class A	800	19
*	Callon Petroleum Co.	300	14
	California Resources Corp.	300	13
*	Centrus Energy Corp. Class A	200	10
	Solaris Oilfield Infrastructure Inc. Class A	1,382	9
	NACCO Industries Inc. Class A	211	8
*	SilverBow Resources Inc.	300	7
*	Navigator Holdings Ltd.	600	5
	Chesapeake Energy Corp.	74	5
*	Oceaneering International Inc.	300	3
*	Renewable Energy Group Inc.	74	3
	Brigham Minerals Inc. Class A	95	2
*	CONSOL Energy Inc.	100	2
*	Par Pacific Holdings Inc.	108	2
	Phillips 66	32	2
	International Seaways Inc.	108	2
	SFL Corp. Ltd.	200	2
*	Amplify Energy Corp.	300	1
	Archrock Inc.	100	1
*	Centennial Resource Development Inc. Class A	200	1
*	Energy Fuels Inc.	100	1
	Evolution Petroleum Corp.	100	1
*	Natural Gas Services Group Inc.	100	1
*	Overseas Shipholding Group Inc. Class A	400	1
*	PBF Energy Inc. Class A	100	1
	Patterson-UTI Energy Inc.	100	1
*	Peabody Energy Corp.	100	1
*	ProPetro Holding Corp.	100	1
	SM Energy Co.	20	1
*	SandRidge Energy Inc.	100	1
*	Talos Energy Inc.	100	1
*	Tellurian Inc.	400	1
*	TETRA Technologies Inc.	400	1
*	Frontline Ltd.	100	1
	Dorian LPG Ltd.	100	1
	Plains GP Holdings LP Class A	100	1
	Cenovus Energy Inc.	100	1

		Shares	Market Value ($000)
*	Golar LNG Ltd.	100	1
	Northern Oil and Gas Inc.	40	1
*	FTS International Inc. Class A	23	1
	NOV Inc.	100	1
*	Exterran Corp.	79	—
*	Helix Energy Solutions Group Inc.	146	—
	Helmerich & Payne Inc.	4	—
*	Newpark Resources Inc.	137	—
*	RPC Inc.	100	—
	Nordic American Tankers Ltd.	100	—
*	Kosmos Energy Ltd.	100	—
*	NexTier Oilfield Solutions Inc.	95	—
*	Independence Contract Drilling Inc.	100	—
*	FTS International Inc. Warrants Exp. 11/19/23	28	—
*	FTS International Inc. Warrants Exp. 11/19/23 (XASE)	70	—
*	Expro Group Holdings NV	16	—
			403,942
Financials (10.3%)
*	Berkshire Hathaway Inc. Class B	643,915	192,531
	JPMorgan Chase & Co.	930,336	147,319
	Bank of America Corp.	2,976,371	132,419
	Goldman Sachs Group Inc.	151,529	57,967
	Capital One Financial Corp.	397,165	57,625
	Wells Fargo & Co.	1,131,878	54,308
	Synchrony Financial	1,151,047	53,397
	Citigroup Inc.	711,635	42,976
	Intercontinental Exchange Inc.	306,073	41,862
	Discover Financial Services	324,185	37,463
	Everest Re Group Ltd.	122,247	33,486
	US Bancorp	577,802	32,455
	Cboe Global Markets Inc.	243,357	31,734
	S&P Global Inc.	64,420	30,402
	Regions Financial Corp.	1,261,493	27,501
	Truist Financial Corp.	427,040	25,003
	American Express Co.	152,599	24,965
	Comerica Inc.	268,345	23,346
	Bank of New York Mellon Corp.	376,100	21,844
	Morgan Stanley	218,514	21,449
	Raymond James Financial Inc.	210,467	21,131
	W R Berkley Corp.	245,310	20,211
	Marsh & McLennan Cos. Inc.	114,635	19,926
	Hartford Financial Services Group Inc.	272,462	18,811
	Allstate Corp.	157,412	18,520
	M&T Bank Corp.	104,390	16,032
	Invesco Ltd.	670,226	15,429
	PNC Financial Services Group Inc.	70,500	14,137
	BlackRock Inc.	15,120	13,843
	MetLife Inc.	209,719	13,105
	Unum Group	528,875	12,994
	Loews Corp.	208,651	12,052
	Moody's Corp.	29,431	11,495
	Chubb Ltd.	56,539	10,930
	First Republic Bank	51,811	10,699
	KeyCorp.	443,957	10,269
	Ameriprise Financial Inc.	32,902	9,925
	Affiliated Managers Group Inc.	50,110	8,244
	Ally Financial Inc.	170,200	8,103
	Travelers Cos. Inc.	49,930	7,811

		Shares	Market Value ($000)
	Blackstone Inc.	59,691	7,723
	Citizens Financial Group Inc.	135,030	6,380
	T Rowe Price Group Inc.	29,810	5,862
	Zions Bancorp NA	89,010	5,622
	Cincinnati Financial Corp.	47,723	5,437
	Charles Schwab Corp.	59,635	5,015
	Interactive Brokers Group Inc. Class A	57,100	4,535
	CME Group Inc.	16,281	3,720
	Prudential Financial Inc.	34,000	3,680
	Globe Life Inc.	38,015	3,563
	Arthur J Gallagher & Co.	20,901	3,546
	State Street Corp.	36,399	3,385
	Huntington Bancshares Inc.	217,330	3,351
	Lincoln National Corp.	49,090	3,351
	American International Group Inc.	58,900	3,349
	Progressive Corp.	26,308	2,701
	Franklin Resources Inc.	80,250	2,688
	Aflac Inc.	37,900	2,213
	OneMain Holdings Inc.	44,101	2,207
	Principal Financial Group Inc.	28,982	2,096
	First American Financial Corp.	25,911	2,027
*	Credit Acceptance Corp.	2,100	1,444
	Popular Inc.	16,100	1,321
	Owl Rock Capital Corp.	92,200	1,306
*	Encore Capital Group Inc.	18,902	1,174
	SLM Corp.	52,200	1,027
	Willis Towers Watson plc	4,000	950
	Sixth Street Specialty Lending Inc.	33,300	779
	Bank of NT Butterfield & Son Ltd.	19,300	736
	Prospect Capital Corp.	84,200	708
	Navient Corp.	32,100	681
	Chimera Investment Corp.	44,200	667
	Jackson Financial Inc. Class A	15,900	665
*	Green Dot Corp. Class A	12,600	457
	Central Pacific Financial Corp.	14,992	422
	Radian Group Inc.	18,400	389
	Fifth Third Bancorp	8,900	388
*	World Acceptance Corp.	1,526	375
	Golub Capital BDC Inc.	24,000	371
	Flagstar Bancorp Inc.	7,580	363
*	PRA Group Inc.	7,236	363
	MGIC Investment Corp.	24,600	355
*	Brighthouse Financial Inc.	6,100	316
	Banner Corp.	5,180	314
	Washington Federal Inc.	8,665	289
	Solar Capital Ltd.	15,089	278
*	Blucora Inc.	15,656	271
*	Donnelley Financial Solutions Inc.	5,500	259
	Apollo Investment Corp.	19,900	255
	Janus Henderson Group plc	5,800	243
	Reinsurance Group of America Inc.	2,100	230
	KKR & Co. Inc.	3,000	224
	Jefferies Financial Group Inc.	5,300	206
*	PROG Holdings Inc.	4,394	198
	Hanmi Financial Corp.	7,731	183
	TCG BDC Inc.	12,900	177
*	Enova International Inc.	4,200	172
	Peapack-Gladstone Financial Corp.	4,660	165

		Shares	Market Value ($000)
	BGC Partners Inc. Class A	34,139	159
	International Bancshares Corp.	3,700	157
	BlackRock TCP Capital Corp.	10,200	138
*	Ocwen Financial Corp.	3,400	136
*	SiriusPoint Ltd.	15,899	129
	Valley National Bancorp	9,100	125
	TPG RE Finance Trust Inc.	9,900	122
	People's United Financial Inc.	6,600	118
	Virtu Financial Inc. Class A	3,600	104
	Kearny Financial Corp.	6,905	91
	Horizon Bancorp Inc.	4,320	90
	New Mountain Finance Corp.	6,500	89
	HomeTrust Bancshares Inc.	2,795	87
	American Equity Investment Life Holding Co.	2,167	84
*	Mr Cooper Group Inc.	2,000	83
	Essent Group Ltd.	1,800	82
*	TriState Capital Holdings Inc.	2,600	79
	First Financial Bancorp	3,100	76
	United Community Banks Inc.	2,100	75
	Westamerica BanCorp.	1,200	69
	First Hawaiian Inc.	2,500	68
*	Genworth Financial Inc. Class A	16,115	65
	CBTX Inc.	2,120	61
	HomeStreet Inc.	1,100	57
	Arbor Realty Trust Inc.	3,000	55
	Universal Insurance Holdings Inc.	3,208	55
	Barings BDC Inc.	4,500	50
	NBT Bancorp Inc.	1,200	46
	Independent Bank Corp.	1,900	45
	Tiptree Inc.	3,172	44
	TriplePoint Venture Growth BDC Corp.	2,393	43
	Apollo Commercial Real Estate Finance Inc.	3,200	42
	American Financial Group Inc.	300	41
	PCSB Financial Corp.	2,167	41
	First Internet Bancorp	801	38
	CVB Financial Corp.	1,677	36
	Burford Capital Ltd.	3,400	36
	PacWest Bancorp	700	32
	Sierra Bancorp	1,190	32
*	Ryan Specialty Group Holdings Inc. Class A	800	32
	First Community Bankshares Inc.	888	30
	Heritage Commerce Corp.	2,491	30
*	Elevate Credit Inc.	9,835	29
	Fulton Financial Corp.	1,700	29
	Old National Bancorp	1,600	29
	Evercore Inc. Class A	200	27
	First Midwest Bancorp Inc.	1,300	27
	BlackRock Capital Investment Corp.	6,600	26
	East West Bancorp Inc.	300	24
	Northfield Bancorp Inc.	1,502	24
	Bank OZK	500	23
	Park National Corp.	170	23
	Community Trust Bancorp Inc.	498	22
	Home BancShares Inc.	900	22
	Lakeland Bancorp Inc.	1,184	22
	Greenhill & Co. Inc.	1,076	19
	Heritage Insurance Holdings Inc.	3,172	19
	TriCo Bancshares	453	19

		Shares	Market Value ($000)
	AMERISAFE Inc.	310	17
	Berkshire Hills Bancorp Inc.	600	17
	Great Southern Bancorp Inc.	271	16
	Independent Bank Corp. (XNGS)	200	16
	HBT Financial Inc.	880	16
	TrustCo Bank Corp. NY	380	13
	Intercorp Financial Services Inc.	500	13
	Granite Point Mortgage Trust Inc.	600	7
	Preferred Bank	100	7
	Equitable Holdings Inc.	200	7
	Stifel Financial Corp.	85	6
	Tompkins Financial Corp.	74	6
	Primis Financial Corp.	377	6
	Byline Bancorp Inc.	200	5
	State Auto Financial Corp.	98	5
	Wintrust Financial Corp.	52	5
	Banc of California Inc.	200	4
	City Holding Co.	45	4
	Cowen Inc. Class A	100	4
	First Financial Corp.	91	4
	Luther Burbank Corp.	300	4
	Nelnet Inc. Class A	38	4
	Stock Yards Bancorp Inc.	55	4
	Allegiance Bancshares Inc.	60	3
	Assurant Inc.	22	3
	ConnectOne Bancorp Inc.	82	3
	Curo Group Holdings Corp.	199	3
	First Financial Northwest Inc.	172	3
	Great Western Bancorp Inc.	91	3
	Home Bancorp Inc.	76	3
	Kemper Corp.	51	3
*	LendingTree Inc.	25	3
*	GoHealth Inc. Class A	811	3
*	Ambac Financial Group Inc.	100	2
	Ares Commercial Real Estate Corp.	111	2
	Camden National Corp.	46	2
	Capitol Federal Financial Inc.	198	2
	Civista Bancshares Inc.	86	2
	Cohen & Steers Inc.	26	2
*	Columbia Financial Inc.	100	2
	Employers Holdings Inc.	48	2
	Financial Institutions Inc.	68	2
	Great Ajax Corp.	188	2
	Investors Bancorp Inc.	100	2
*	MBIA Inc.	120	2
	OFG Bancorp	58	2
	SEI Investments Co.	30	2
	ServisFirst Bancshares Inc.	20	2
	Trustmark Corp.	66	2
	WesBanco Inc.	57	2
	WisdomTree Investments Inc.	385	2
	Sculptor Capital Management Inc. Class A	99	2
	UBS Group AG (Registered)	100	2
	Gladstone Investment Corp.	100	2
	Horizon Technology Finance Corp.	100	2
	PennantPark Investment Corp.	220	2
	Saratoga Investment Corp.	64	2
	AFC Gamma Inc.	99	2

		Shares	Market Value ($000)
	Amalgamated Financial Corp.	124	2
	Patria Investments Ltd. Class A	94	2
	Cadence Bank	83	2
	Annaly Capital Management Inc.	100	1
	ARMOUR Residential REIT Inc.	100	1
	Commerce Bancshares Inc.	11	1
*	EZCorp. Inc. Class A	200	1
	FNB Corp.	100	1
	First BanCorp. (XNYS)	100	1
	Ladder Capital Corp. Class A	100	1
*	LendingClub Corp.	22	1
	MFA Financial Inc.	300	1
	New Residential Investment Corp.	100	1
	New York Community Bancorp Inc.	100	1
	Northwest Bancshares Inc.	100	1
	Old Second Bancorp Inc.	100	1
	Oppenheimer Holdings Inc. Class A	13	1
*	Republic First Bancorp Inc.	369	1
*	SVB Financial Group	2	1
	United Bankshares Inc.	18	1
	Washington Trust Bancorp Inc.	20	1
	James River Group Holdings Ltd.	33	1
	Broadmark Realty Capital Inc.	145	1
*	XP Inc. Class A	38	1
	Premier Financial Corp.	23	1
	Rocket Cos. Inc. Class A	100	1
	First Eagle Alternative Capital BDC Inc.	200	1
	Main Street Capital Corp.	33	1
	Oxford Square Capital Corp.	352	1
	Bridge Investment Group Holdings Inc. Class A	38	1
	BancFirst Corp.	5	—
	First of Long Island Corp.	21	—
	Flushing Financial Corp.	2	—
	Heartland Financial USA Inc.	2	—
	Invesco Mortgage Capital Inc.	109	—
	Lakeland Financial Corp.	1	—
*	NMI Holdings Inc. Class A	15	—
	OceanFirst Financial Corp.	1	—
*	Trupanion Inc.	1	—
	Veritex Holdings Inc.	11	—
	Western Alliance Bancorp	4	—
	Westwood Holdings Group Inc.	25	—
*	ACRES Commercial Realty Corp.	16	—
*	Bright Health Group Inc.	100	—
	AG Mortgage Investment Trust Inc.	12	—
			1,468,650
Health Care (13.1%)
	Johnson & Johnson	1,179,215	201,728
	Thermo Fisher Scientific Inc.	180,198	120,235
	UnitedHealth Group Inc.	236,374	118,693
	Pfizer Inc.	1,591,383	93,971
	CVS Health Corp.	710,006	73,244
	Agilent Technologies Inc.	457,304	73,009
	McKesson Corp.	235,580	58,558
	HCA Healthcare Inc.	218,992	56,263
	Bristol-Myers Squibb Co.	868,145	54,129
*	IQVIA Holdings Inc.	187,100	52,788
*	Waters Corp.	136,540	50,875

		Shares	Market Value ($000)
	Anthem Inc.	109,703	50,852
	Merck & Co. Inc.	622,789	47,731
*	Regeneron Pharmaceuticals Inc.	70,807	44,716
	Abbott Laboratories	298,029	41,945
*	Laboratory Corp. of America Holdings	132,937	41,770
*	Vertex Pharmaceuticals Inc.	173,467	38,093
	Amgen Inc.	166,164	37,382
	Medtronic plc	323,242	33,439
	Cigna Corp.	143,661	32,989
	AbbVie Inc.	239,932	32,487
*	Biogen Inc.	122,947	29,497
	Eli Lilly & Co.	96,292	26,598
*	Align Technology Inc.	39,866	26,199
	Danaher Corp.	78,818	25,932
	Baxter International Inc.	273,940	23,515
*	DaVita Inc.	206,070	23,443
	Gilead Sciences Inc.	322,330	23,404
	Cerner Corp.	250,170	23,233
*	IDEXX Laboratories Inc.	33,758	22,228
	Zoetis Inc.	83,847	20,461
*	Moderna Inc.	68,207	17,323
*	Mettler-Toledo International Inc.	10,054	17,064
*	Centene Corp.	204,003	16,810
	Becton Dickinson and Co.	60,400	15,189
	AmerisourceBergen Corp. Class A	110,350	14,664
*	Incyte Corp.	156,828	11,511
	Zimmer Biomet Holdings Inc.	84,300	10,709
*	Edwards Lifesciences Corp.	80,795	10,467
	Humana Inc.	20,297	9,415
	PerkinElmer Inc.	46,496	9,349
*	Hologic Inc.	113,810	8,713
	West Pharmaceutical Services Inc.	18,092	8,485
	ResMed Inc.	31,860	8,299
	Quest Diagnostics Inc.	47,714	8,255
	Organon & Co.	237,031	7,218
*	ACADIA Pharmaceuticals Inc.	289,800	6,764
	AstraZeneca plc ADR	113,500	6,611
	Cardinal Health Inc.	123,800	6,374
*	Henry Schein Inc.	69,700	5,404
	Bruker Corp.	50,900	4,271
*	DexCom Inc.	7,800	4,188
*	Illumina Inc.	10,500	3,995
*	Intuitive Surgical Inc.	10,700	3,845
*	Sage Therapeutics Inc.	80,900	3,442
	DENTSPLY SIRONA Inc.	53,900	3,007
*	Amedisys Inc.	14,600	2,363
	Owens & Minor Inc.	43,809	1,906
*	Boston Scientific Corp.	40,600	1,725
*	Molina Healthcare Inc.	5,182	1,648
*	Catalent Inc.	11,045	1,414
*	BioMarin Pharmaceutical Inc.	14,800	1,308
*	Myriad Genetics Inc.	46,100	1,272
*	QIAGEN NV	22,580	1,255
	Encompass Health Corp.	15,883	1,037
*	Charles River Laboratories International Inc.	2,661	1,003
*	Exelixis Inc.	54,700	1,000
*	Lexicon Pharmaceuticals Inc.	242,500	955
	Viatris Inc.	68,400	925

		Shares	Market Value ($000)
	Bio-Techne Corp.	1,700	879
*	Allscripts Healthcare Solutions Inc.	45,100	832
	Alcon Inc.	9,000	784
*	Emergent BioSolutions Inc.	17,800	774
*	Sorrento Therapeutics Inc.	138,700	645
	Patterson Cos. Inc.	18,600	546
*	Neogen Corp.	11,500	522
*	Triple-S Management Corp. Class B	14,400	514
*	United Therapeutics Corp.	2,200	475
*	Inovio Pharmaceuticals Inc.	92,200	460
*	Amicus Therapeutics Inc.	37,600	434
*	Apria Inc.	12,700	414
*	Avantor Inc.	9,400	396
*	Theravance Biopharma Inc.	31,900	353
*,1	Vaxart Inc.	52,300	328
*	Veeva Systems Inc. Class A	1,200	307
*	Halozyme Therapeutics Inc.	7,500	302
*	Tenet Healthcare Corp.	3,700	302
*	Innoviva Inc.	16,800	290
*	OPKO Health Inc.	50,100	241
*	Taro Pharmaceutical Industries Ltd.	4,733	237
*	Alkermes plc	10,100	235
*	LHC Group Inc.	1,584	217
*	Travere Thrapeutics Inc.	6,900	214
*	Ovid therapeutics Inc.	64,380	207
*	Eagle Pharmaceuticals Inc.	3,900	199
*	Neurocrine Biosciences Inc.	2,300	196
*	Dynavax Technologies Corp.	13,500	190
*	WaVe Life Sciences Ltd.	59,700	187
*	ABIOMED Inc.	500	180
*	Tonix Pharmaceuticals Holding Corp.	481,600	172
*	Accuray Inc.	34,623	165
*	Brookdale Senior Living Inc.	30,000	155
*	Syndax Pharmaceuticals Inc.	7,100	155
*	CEL–SCI Corp.	21,000	149
*	La Jolla Pharmaceutical Co.	29,914	139
*	Community Health Systems Inc.	10,400	138
*	Globus Medical Inc. Class A	1,900	137
*	Vanda Pharmaceuticals Inc.	8,100	127
*	Radius Health Inc.	17,200	119
*	Sotera Health Co.	4,700	111
*	Ortho Clinical Diagnostics Holdings plc Class H	4,900	105
*	Lannett Co. Inc.	62,000	100
*	Ironwood Pharmaceuticals Inc. Class A	8,400	98
*	AtriCure Inc.	1,400	97
*	Altimmune Inc.	9,900	91
*	Infinity Pharmaceuticals Inc.	40,300	91
*	Fluidigm Corp.	22,900	90
*	Tivity Health Inc.	3,200	85
*	AnaptysBio Inc.	2,400	83
*	Bridgebio Pharma Inc.	5,000	83
*	Omeros Corp.	11,700	75
*	AcelRx Pharmaceuticals Inc.	124,516	70
*	Alnylam Pharmaceuticals Inc.	398	68
*	Collegium Pharmaceutical Inc.	3,582	67
*	Haemonetics Corp.	1,200	64
*	Rubius Therapeutics Inc.	6,100	59
*	Avanos Medical Inc.	1,600	55

		Shares	Market Value ($000)
*	Essa Pharma Inc.	3,900	55
*	Maravai LifeSciences Holdings Inc. Class A	1,300	54
*	ANI Pharmaceuticals Inc.	1,116	51
*	BioDelivery Sciences International Inc.	16,100	50
*	Vocera Communications Inc.	700	45
*	Heron Therapeutics Inc.	4,843	44
*	Sangamo Therapeutics Inc.	5,900	44
*	Atara Biotherapeutics Inc.	2,600	41
*	Corcept Therapeutics Inc.	2,000	40
*	MiMedx Group Inc.	6,500	39
*	CareDx Inc.	800	36
*	Puma Biotechnology Inc.	11,961	36
*	Agile Therapeutics Inc.	73,421	36
*	TG Therapeutics Inc.	1,822	35
*	Nektar Therapeutics Class A	2,400	32
*	Innovage Holding Corp.	6,400	32
*	AngioDynamics Inc.	1,138	31
*	Reneo Pharmaceuticals Inc.	3,637	31
*	Aeglea BioTherapeutics Inc.	6,400	30
*	Definitive Healthcare Corp. Class A	1,095	30
*	Evolus Inc.	4,300	28
	Stryker Corp.	100	27
*	Cardiovascular Systems Inc.	1,400	26
*	IVERIC bio Inc.	1,500	25
*	Odonate Therapeutics Inc.	18,141	25
*	Allakos Inc.	2,500	24
*	Axogen Inc.	2,610	24
*	PTC Therapeutics Inc.	600	24
*	NextGen Healthcare Inc.	1,300	23
*	Tricida Inc.	2,400	23
*	Cerus Corp.	3,300	22
*	Bio-Rad Laboratories Inc. Class A	28	21
*	Invacare Corp.	7,600	21
*	Arcus Biosciences Inc.	499	20
*	Organogenesis Holdings Inc. Class A	2,200	20
*	Corbus Pharmaceuticals Holdings Inc.	29,105	18
*	Orgenesis Inc.	6,075	18
*	Humanigen Inc.	4,800	18
*	EyePoint Pharmaceuticals Inc.	1,500	18
*	Catalyst Pharmaceuticals Inc.	2,500	17
*	Evofem Biosciences Inc.	42,300	16
*	Xenon Pharmaceuticals Inc.	500	16
*	ICON plc	47	15
*	HealthEquity Inc.	300	13
*	Covetrus Inc.	600	12
*	Lineage Cell Therapeutics Inc.	5,094	12
*	Novavax Inc.	84	12
*	Calithera Biosciences Inc.	15,800	11
*	agilon health Inc.	400	11
*	Recro Pharma Inc.	5,754	10
*	Repligen Corp.	39	10
*	Ultragenyx Pharmaceutical Inc.	90	8
*	Medpace Holdings Inc.	32	7
*	Retractable Technologies Inc.	1,000	7
*	Avalo Therapeutics Inc.	3,838	7
*	CorVel Corp.	30	6
*	Varex Imaging Corp.	181	6
*	Surmodics Inc.	98	5

		Shares	Market Value ($000)
*	Aytu BioPharma Inc.	3,524	5
*	Aveanna Healthcare Holdings Inc.	657	5
*	Exact Sciences Corp.	45	4
*	Penumbra Inc.	13	4
*	Tandem Diabetes Care Inc.	26	4
*	Envista Holdings Corp.	81	4
*	Vir Biotechnology Inc.	100	4
*	GlycoMimetics Inc.	2,200	3
*	Gritstone bio Inc.	254	3
*	Homology Medicines Inc.	900	3
*	Oncocyte Corp.	1,200	3
*	Zogenix Inc.	168	3
*	InfuSystem Holdings Inc.	176	3
*	Viemed Healthcare Inc.	506	3
*	Convey Health Solutions Holdings Inc.	300	3
*	Accelerate Diagnostics Inc.	300	2
*	Enzo Biochem Inc.	500	2
*	FONAR Corp.	100	2
*	Integer Holdings Corp.	24	2
*	Palatin Technologies Inc.	3,558	2
*	Senseonics Holdings Inc.	700	2
*	Harpoon Therapeutics Inc.	200	2
*	Pulse Biosciences Inc.	100	2
*	Immunovant Inc.	180	2
*	Marinus Pharmaceuticals Inc.	125	2
*	ProQR Therapeutics NV	205	2
*	Rain Therapeutics Inc.	135	2
*	LifeStance Health Group Inc.	167	2
*	Xeris Biopharma Holdings Inc.	662	2
*	Aclaris Therapeutics Inc.	100	1
*	Agenus Inc.	200	1
*	Akebia Therapeutics Inc.	498	1
*	Amneal Pharmaceuticals Inc.	200	1
*	Ardelyx Inc.	1,000	1
*	BioCryst Pharmaceuticals Inc.	100	1
*	CTI BioPharma Corp.	200	1
*	Cara Therapeutics Inc.	106	1
*	Change Healthcare Inc.	57	1
*	Chimerix Inc.	100	1
*	Coherus Biosciences Inc.	38	1
*	Concert Pharmaceuticals Inc.	300	1
*	Cutera Inc.	32	1
*	Cymabay Therapeutics Inc.	376	1
*	CytomX Therapeutics Inc.	200	1
*	Eiger BioPharmaceuticals Inc.	100	1
*	ImmunoGen Inc.	194	1
*	Jounce Therapeutics Inc.	100	1
*	Karyopharm Therapeutics Inc.	100	1
	LeMaitre Vascular Inc.	27	1
*	MEI Pharma Inc.	200	1
*	MediciNova Inc.	200	1
*	Meridian Bioscience Inc.	50	1
*	Mersana Therapeutics Inc.	100	1
*	Minerva Neurosciences Inc.	1,100	1
*	Natus Medical Inc.	30	1
*	Optinose Inc.	600	1
*	OraSure Technologies Inc.	100	1
*	Pacific Biosciences of California Inc.	70	1

		Shares	Market Value ($000)
*	Rigel Pharmaceuticals Inc.	372	1
*	Selecta Biosciences Inc.	400	1
*	Sientra Inc.	206	1
*	Spectrum Pharmaceuticals Inc.	400	1
*	Voyager Therapeutics Inc.	200	1
*	iCAD Inc.	100	1
*	NextCure Inc.	200	1
*	SmileDirectClub Inc.	239	1
*	Pieris Pharmaceuticals Inc.	300	1
*	Aquestive Therapeutics Inc.	181	1
*	Affimed NV	100	1
*	CRISPR Therapeutics AG	16	1
*	Precigen Inc.	200	1
*	PDS Biotechnology Corp.	165	1
*	Liquidia Corp.	166	1
*	Gamida Cell Ltd.	428	1
*	Quotient Ltd.	200	1
*	Aptinyx Inc. Class A	200	1
*	Chinook Therapeutics Inc.	67	1
*	Cronos Group Inc.	200	1
*	Compugen Ltd.	193	1
*	Heat Biologics Inc.	252	1
*	Akoya Biosciences Inc.	47	1
*	Assertio Holdings Inc.	395	1
*	Acumen Pharmaceuticals Inc.	100	1
*	ATAI Life Sciences NV	148	1
*	Abeona Therapeutics Inc.	700	—
*	Adverum Biotechnologies Inc.	100	—
*	Assembly Biosciences Inc.	80	—
*	Athenex Inc.	173	—
*	Calyxt Inc.	41	—
*	Clovis Oncology Inc.	100	—
*	Computer Programs and Systems Inc.	5	—
*	Durect Corp.	100	—
*	ElectroCore Inc.	386	—
*	Fortress Biotech Inc.	100	—
*	Galectin Therapeutics Inc.	100	—
*	Insmed Inc.	6	—
*	Kura Oncology Inc.	33	—
*	MannKind Corp.	100	—
*	Paratek Pharmaceuticals Inc.	100	—
*	PolarityTE Inc.	283	—
*	Rockwell Medical Inc.	436	—
	Select Medical Holdings Corp.	4	—
*	Seres Therapeutics Inc.	22	—
*	Sesen Bio Inc.	300	—
*	Syros Pharmaceuticals Inc.	100	—
*	Tactile Systems Technology Inc.	14	—
*	vTv Therapeutics Inc. Class A	406	—
*	Tyme Technologies Inc.	600	—
*,2	Alder Biopharmaceuticals Inc. CVR	200	—
*	Arbutus Biopharma Corp.	100	—
*	Baudax Bio Inc.	4	—
*	Bellicum Pharmaceuticals Inc.	175	—
*	Five Star Senior Living Inc.	6	—
*	VBI Vaccines Inc.	100	—
*	Neoleukin Therapeutics Inc.	15	—
*	Surgalign Holdings Inc.	195	—

		Shares	Market Value ($000)
*	Genocea Biosciences Inc.	300	—
*	IMARA Inc.	160	—
*	VYNE Therapeutics Inc.	84	—
			1,854,953
Industrials (6.5%)
	United Parcel Service Inc. Class B	316,851	67,914
	Union Pacific Corp.	228,420	57,546
	Illinois Tool Works Inc.	208,770	51,524
	Dover Corp.	243,808	44,276
	Norfolk Southern Corp.	141,632	42,165
	Otis Worldwide Corp.	472,658	41,154
	Northrop Grumman Corp.	105,883	40,984
	Republic Services Inc. Class A	278,232	38,799
	Deere & Co.	107,386	36,822
	Lockheed Martin Corp.	100,951	35,879
	Old Dominion Freight Line Inc.	98,978	35,472
	3M Co.	162,964	28,947
	A O Smith Corp.	336,387	28,879
	Cummins Inc.	119,946	26,165
	Trane Technologies plc	128,586	25,978
*	United Rentals Inc.	74,272	24,680
	Emerson Electric Co.	254,300	23,642
	WW Grainger Inc.	43,917	22,760
	Honeywell International Inc.	106,626	22,233
	Caterpillar Inc.	96,301	19,909
	Robert Half International Inc.	166,898	18,612
	Allegion plc	138,853	18,390
	Carrier Global Corp.	312,100	16,928
	Fortive Corp.	198,340	15,131
	JB Hunt Transport Services Inc.	52,425	10,716
	FedEx Corp.	36,591	9,464
	AMETEK Inc.	63,100	9,278
	Raytheon Technologies Corp.	106,300	9,148
	Johnson Controls International plc	109,218	8,881
	Fastenal Co.	133,700	8,565
*	Alaska Air Group Inc.	156,303	8,143
	Equifax Inc.	22,230	6,509
	IHS Markit Ltd.	44,800	5,955
	Nielsen Holdings plc	259,311	5,318
	PACCAR Inc.	60,247	5,317
*	Avis Budget Group Inc.	23,500	4,873
	General Dynamics Corp.	21,900	4,566
	Snap-on Inc.	19,003	4,093
	General Electric Co.	41,400	3,911
	Waste Connections Inc. (XTSE)	28,300	3,856
	Allison Transmission Holdings Inc.	71,600	2,603
	Huntington Ingalls Industries Inc.	12,700	2,372
	Rollins Inc.	55,900	1,912
	Textron Inc.	22,600	1,745
	Masco Corp.	24,213	1,700
*	CACI International Inc. Class A	6,200	1,669
	Quanta Services Inc.	12,627	1,448
	CSX Corp.	35,800	1,346
	Graco Inc.	13,500	1,088
	Acuity Brands Inc.	5,099	1,080
	nVent Electric plc	27,500	1,045
	Expeditors International of Washington Inc.	7,131	958
	MSA Safety Inc.	6,225	940

		Shares	Market Value ($000)
	Fortune Brands Home & Security Inc.	8,661	926
*	Mercury Systems Inc.	16,600	914
	Xylem Inc.	7,300	875
*	Resideo Technologies Inc.	30,099	783
	TransUnion	6,300	747
	Werner Enterprises Inc.	14,100	672
	Stanley Black & Decker Inc.	3,500	660
	ManpowerGroup Inc.	5,600	545
*	Great Lakes Dredge & Dock Corp.	32,900	517
	Parker-Hannifin Corp.	1,534	488
*	Upwork Inc.	13,000	444
	Flowserve Corp.	14,000	428
	Pitney Bowes Inc.	59,815	397
	Moog Inc. Class A	4,812	390
*	Generac Holdings Inc.	1,100	387
	L3Harris Technologies Inc.	1,800	384
	Canadian Pacific Railway Ltd.	5,320	383
	Watsco Inc.	1,209	378
*	American Airlines Group Inc.	19,600	352
	Pentair plc	4,800	351
	Knight-Swift Transportation Holdings Inc.	5,675	346
	Lindsay Corp.	2,200	334
	ManTech International Corp. Class A	4,500	328
	GFL Environmental Inc. (XTSE)	8,000	303
*	AECOM	3,700	286
	Oshkosh Corp.	2,447	276
	GrafTech International Ltd.	23,200	274
*	AerCap Holdings NV	4,000	262
*	First Advantage Corp.	13,200	251
*	Southwest Airlines Co.	5,208	223
*	Manitowoc Co. Inc.	10,100	188
*	Allegiant Travel Co.	1,000	187
	REV Group Inc.	12,400	175
	ArcBest Corp.	1,400	168
*	Beacon Roofing Supply Inc.	2,800	161
*	IAA Inc.	3,132	159
	Howmet Aerospace Inc.	4,600	146
*	Atlas Air Worldwide Holdings Inc.	1,300	122
	Air Lease Corp. Class A	2,500	111
	Ingersoll Rand Inc.	1,700	105
	Trinity Industries Inc.	3,400	103
*	AeroVironment Inc.	1,600	99
*	Fluor Corp.	3,900	97
*	Gates Industrial Corp. plc	5,500	88
	ZIM Integrated Shipping Services Ltd.	1,500	88
*	Yellow Corp.	6,400	81
	Healthcare Services Group Inc.	4,000	71
*	Tutor Perini Corp.	5,462	68
	Steelcase Inc. Class A	5,700	67
	Donaldson Co. Inc.	1,100	65
	Owens Corning	686	62
*	AAR Corp.	1,600	62
*	American Superconductor Corp.	5,500	60
	Maxar Technologies Inc.	1,900	56
*	Quad/Graphics Inc.	13,000	52
	Matthews International Corp. Class A	1,400	51
*	Northwest Pipe Co.	1,547	49
*	Astronics Corp.	3,988	48

		Shares	Market Value ($000)
	Arcosa Inc.	889	47
	Atlas Corp.	3,300	47
	Kelly Services Inc. Class A	2,699	45
*	Middleby Corp.	200	39
	Westinghouse Air Brake Technologies Corp.	400	37
	Eaton Corp. plc	200	35
*	Mesa Air Group Inc.	6,100	34
*	TrueBlue Inc.	1,192	33
*	JetBlue Airways Corp.	2,268	32
	Schneider National Inc. Class B	1,200	32
	Lennox International Inc.	95	31
*	Mayville Engineering Co. Inc.	1,801	27
	Nordson Corp.	99	25
*	BrightView Holdings Inc.	1,715	24
	Heartland Express Inc.	1,300	22
*	Meritor Inc.	800	20
	Leidos Holdings Inc.	200	18
*	Babcock & Wilcox Enterprises Inc.	1,900	17
*	Axon Enterprise Inc.	100	16
*	DXP Enterprises Inc.	500	13
*	FTI Consulting Inc.	87	13
	HNI Corp.	300	13
*	Plug Power Inc.	400	11
*	TriNet Group Inc.	100	10
	EnPro Industries Inc.	82	9
*	American Woodmark Corp.	100	7
*	FuelCell Energy Inc.	1,200	6
	Barnes Group Inc.	98	5
*	Ultralife Corp.	900	5
*	CBIZ Inc.	91	4
	Tetra Tech Inc.	23	4
*	TransDigm Group Inc.	7	4
	CH Robinson Worldwide Inc.	24	3
*	Cornerstone Building Brands Inc.	198	3
*	Evoqua Water Technologies Corp.	63	3
*	L B Foster Co. Class A	194	3
	LSI Industries Inc.	400	3
	Marten Transport Ltd.	150	3
	Rush Enterprises Inc. Class A	58	3
*	WESCO International Inc.	23	3
	ARC Document Solutions Inc.	857	3
	AZZ Inc.	41	2
	Aerojet Rocketdyne Holdings Inc.	38	2
	Brady Corp. Class A	38	2
*	Forrester Research Inc.	40	2
	Greenbrier Cos. Inc.	39	2
	Interface Inc. Class A	100	2
*	KAR Auction Services Inc.	100	2
	MillerKnoll Inc.	60	2
*	Radiant Logistics Inc.	282	2
	Resources Connection Inc.	112	2
*	Titan Machinery Inc.	66	2
	Universal Logistics Holdings Inc.	86	2
	Wabash National Corp.	100	2
	Luxfer Holdings plc	94	2
	ACCO Brands Corp.	204	2
*	Sun Country Airlines Holdings Inc.	83	2
*	Acacia Research Corp.	200	1

		Shares	Market Value ($000)
*	CECO Environmental Corp.	225	1
*	CoreCivic Inc.	99	1
*	Hawaiian Holdings Inc.	76	1
*	Hexcel Corp.	27	1
	Kimball International Inc. Class B	132	1
*	MRC Global Inc.	147	1
*	Masonite International Corp.	6	1
*	Matrix Service Co.	192	1
*	Mistras Group Inc.	100	1
*	NOW Inc.	146	1
*	Orion Group Holdings Inc.	200	1
*	Team Inc.	700	1
*	Titan International Inc.	100	1
*	USA Truck Inc.	24	1
	Caesarstone Ltd.	62	1
*	Corp. America Airports SA	200	1
	Pangaea Logistics Solutions Ltd.	200	1
*	Armstrong Flooring Inc.	25	—
*	Covenant Logistics Group Inc. Class A	14	—
*	Energous Corp.	142	—
*	SkyWest Inc.	4	—
	Shyft Group Inc.	1	—
*	Ideanomics Inc.	100	—
*	Westport Fuel Systems Inc.	100	—
	Eneti Inc.	2	—
	Zurn Water Solutions Corp.	3	—
			930,743
Information Technology (29.3%)
	Apple Inc.	5,471,290	971,537
	Microsoft Corp.	2,788,090	937,690
	NVIDIA Corp.	634,188	186,521
	QUALCOMM Inc.	960,770	175,696
	Accenture plc Class A	319,451	132,428
*	Adobe Inc.	233,502	132,410
	Intel Corp.	2,078,576	107,047
	Texas Instruments Inc.	444,468	83,769
	Mastercard Inc. Class A	227,412	81,714
*	Gartner Inc.	214,720	71,785
	HP Inc.	1,873,816	70,587
	Cisco Systems Inc.	1,041,319	65,988
	Visa Inc. Class A	265,911	57,626
*	PayPal Holdings Inc.	292,195	55,102
	Applied Materials Inc.	321,592	50,606
	Oracle Corp.	579,839	50,568
*	salesforce.com Inc.	192,763	48,987
	International Business Machines Corp.	350,540	46,853
	Lam Research Corp.	62,737	45,117
*	Advanced Micro Devices Inc.	304,356	43,797
*	Cadence Design Systems Inc.	220,125	41,020
	Cognizant Technology Solutions Corp. Class A	456,478	40,499
*	Arista Networks Inc.	268,640	38,617
	Broadcom Inc.	55,292	36,792
*	Synopsys Inc.	99,054	36,501
*	Western Digital Corp.	555,031	36,194
*	Fortinet Inc.	98,963	35,567
	KLA Corp.	76,900	33,075
*	VeriSign Inc.	124,260	31,540
*	ServiceNow Inc.	46,500	30,184

		Shares	Market Value ($000)
	CDW Corp.	139,995	28,668
	Skyworks Solutions Inc.	170,460	26,445
	NXP Semiconductors NV	111,640	25,429
*	Qorvo Inc.	133,599	20,894
	Analog Devices Inc.	114,912	20,198
*	Autodesk Inc.	69,592	19,569
	Micron Technology Inc.	189,518	17,654
	Fidelity National Information Services Inc.	149,300	16,296
	Motorola Solutions Inc.	56,135	15,252
	Vontier Corp.	490,285	15,066
	Teradyne Inc.	80,800	13,213
*	Keysight Technologies Inc.	62,700	12,948
*	DocuSign Inc. Class A	78,400	11,941
	NetApp Inc.	123,842	11,392
	Citrix Systems Inc.	99,300	9,393
*	F5 Inc.	38,126	9,330
	Jack Henry & Associates Inc.	55,374	9,247
	Xilinx Inc.	39,200	8,312
*	Akamai Technologies Inc.	69,900	8,181
*	FleetCor Technologies Inc.	31,570	7,067
	Microchip Technology Inc.	66,630	5,801
	Western Union Co.	320,480	5,717
	Global Payments Inc.	34,500	4,664
*	DXC Technology Co.	142,224	4,578
	Hewlett Packard Enterprise Co.	287,566	4,535
	NortonLifeLock Inc.	172,915	4,492
*	Atlassian Corp. plc Class A	10,500	4,004
	Intuit Inc.	5,445	3,502
	Marvell Technology Inc.	38,700	3,386
*	Rambus Inc.	106,600	3,133
*	Crowdstrike Holdings Inc. Class A	14,200	2,907
*	Tyler Technologies Inc.	5,380	2,894
*	SunPower Corp.	128,400	2,680
*	Fair Isaac Corp.	6,100	2,645
	InterDigital Inc.	31,500	2,256
*	Enphase Energy Inc.	12,212	2,234
*	EPAM Systems Inc.	3,100	2,072
*	Tower Semiconductor Ltd.	48,700	1,932
*	Box Inc. Class A	63,200	1,655
*	Synaptics Inc.	5,600	1,621
	Xerox Holdings Corp.	67,500	1,528
*	Workiva Inc. Class A	11,000	1,435
*	Teradata Corp.	28,400	1,206
*	StoneCo. Ltd. Class A	65,800	1,109
*	Mandiant Inc.	60,300	1,058
	Concentrix Corp.	5,821	1,040
*	Dropbox Inc. Class A	37,800	928
*	Zebra Technologies Corp. Class A	1,400	833
	Entegris Inc.	5,800	804
*	Black Knight Inc.	9,300	771
*	Bill.Com Holdings Inc.	3,033	756
*	MoneyGram International Inc.	79,600	628
*	Globant SA	1,900	597
	Cognex Corp.	7,400	575
*	ACI Worldwide Inc.	14,700	510
	Paychex Inc.	3,500	478
*	3D Systems Corp.	22,000	474
	Bentley Systems Inc. Class B	9,400	454

		Shares	Market Value ($000)
	Avnet Inc.	9,800	404
*	Sanmina Corp.	7,400	307
*	Paycom Software Inc.	700	291
*	Cognyte Software Ltd.	17,800	279
*	Unisys Corp.	13,100	269
*	CommScope Holding Co. Inc.	21,200	234
	Amdocs Ltd.	2,805	210
	MKS Instruments Inc.	1,100	192
*	Magnachip Semiconductor Corp.	8,400	176
	Universal Display Corp.	1,023	169
	SolarWinds Corp.	11,900	169
*	Conduent Inc.	29,600	158
*	Ciena Corp.	1,700	131
*	Avid Technology Inc.	3,400	111
*	New Relic Inc.	1,000	110
*	Dynatrace Inc.	1,800	109
*	NetScout Systems Inc.	3,200	106
*	Celestica Inc.	9,000	100
*	TTM Technologies Inc.	6,000	89
	A10 Networks Inc.	5,300	88
*	Grid Dynamics Holdings Inc.	2,230	85
*	Blackbaud Inc.	1,000	79
*	Daktronics Inc.	15,500	78
*	Trimble Inc.	900	78
*	Everbridge Inc.	1,100	74
	TD SYNNEX Corp.	619	71
*	Blackline Inc.	638	66
*	Upland Software Inc.	3,600	65
	Hackett Group Inc.	3,000	62
	Sapiens International Corp. NV	1,812	62
	National Instruments Corp.	1,300	57
	SS&C Technologies Holdings Inc.	700	57
*	Anaplan Inc.	1,200	55
*	Cloudflare Inc. Class A	400	53
*	Photronics Inc.	2,500	47
*	Verint Systems Inc.	900	47
*	Allegro MicroSystems Inc.	1,300	47
*	Qualys Inc.	300	41
*	Hollysys Automation Technologies Ltd.	2,900	41
*	Veeco Instruments Inc.	1,400	40
*	First Solar Inc.	400	35
*	N-Able Inc.	2,900	32
*	WM Technology Inc.	4,800	29
*	Kyndryl Holdings Inc.	1,500	27
	Corning Inc.	666	25
*	Tenable Holdings Inc.	448	25
	Vishay Intertechnology Inc.	1,100	24
	Ebix Inc.	700	21
*	PDF Solutions Inc.	600	19
*	Momentive Global Inc.	900	19
	Information Services Group Inc.	2,400	18
*	GreenSky Inc. Class A	1,400	16
*	Zoom Video Communications Inc. Class A	83	15
*	Nova Ltd.	100	15
	Bel Fuse Inc. Class B	1,045	14
	Ituran Location and Control Ltd.	500	13
	NVE Corp.	149	10
	Broadridge Financial Solutions Inc.	51	9

		Shares	Market Value ($000)
*	Squarespace Inc. Class A	300	9
*	Silicon Laboratories Inc.	41	8
*	CalAmp Corp.	1,000	7
*	Turtle Beach Corp.	300	7
*	TELUS International CDA Inc.	200	7
	Badger Meter Inc.	51	5
*	Euronet Worldwide Inc.	45	5
*	KVH Industries Inc.	508	5
*	SMART Global Holdings Inc.	73	5
*	Check Point Software Technologies Ltd.	42	5
	McAfee Corp.Class A	200	5
	ADTRAN Inc.	157	4
	Amphenol Corp. Class A	51	4
*	Impinj Inc.	50	4
*	LiveRamp Holdings Inc.	86	4
*	Paysign Inc.	2,300	4
*	Cerence Inc.	56	4
*	Diebold Nixdorf Inc.	300	3
*	Model N Inc.	94	3
*	ScanSource Inc.	100	3
*	Zendesk Inc.	32	3
*	Digital Turbine Inc.	40	2
*	Evo Payments Inc. Class A	81	2
*	eGain Corp.	174	2
*	Extreme Networks Inc.	100	2
*	Infinera Corp.	190	2
*	Lumentum Holdings Inc.	17	2
*	Mitek Systems Inc.	137	2
*	NeoPhotonics Corp.	100	2
	Switch Inc. Class A	74	2
*	Verra Mobility Corp. Class A	100	2
*	Viavi Solutions Inc.	100	2
*	Flex Ltd.	100	2
*	Palantir Technologies Inc. Class A	117	2
*	Net 1 UEPS Technologies Inc.	372	2
*	Applied Optoelectronics Inc.	200	1
*	Arlo Technologies Inc.	100	1
*	Asure Software Inc.	75	1
*	Axcelis Technologies Inc.	10	1
	Benchmark Electronics Inc.	55	1
*	Benefitfocus Inc.	100	1
*	Calix Inc.	9	1
*	Casa Systems Inc.	100	1
*	Ceridian HCM Holding Inc.	8	1
*	ePlus Inc.	14	1
*	Inseego Corp.	200	1
*	Iteris Inc.	151	1
*	Kopin Corp.	281	1
*	Rekor Systems Inc.	200	1
*	Ribbon Communications Inc.	100	1
*	Smartsheet Inc. Class A	14	1
*	ViaSat Inc.	26	1
*	Park City Group Inc.	134	1
*	Tufin Software Technologies Ltd.	105	1
*	Intrusion Inc.	437	1
*	SEMrush Holdings Inc. Class A	70	1
*	Exela Technologies Inc.	800	1
*	Paysafe Ltd.	197	1

		Shares	Market Value ($000)
*	Eastman Kodak Co.	29	—
*	8x8 Inc.	5	—
*	Immersion Corp.	2	—
*	VirnetX Holding Corp.	100	—
*	Vishay Precision Group Inc.	2	—
*	Yext Inc.	7	—
*	Maxeon Solar Technologies Ltd.	12	—
*	Sierra Wireless Inc.	15	—
*	Alkami Technology Inc.	3	—
			4,169,632
Materials (1.6%)
	Nucor Corp.	267,071	30,486
	Dow Inc.	528,685	29,987
	Freeport-McMoRan Inc.	495,128	20,662
	CF Industries Holdings Inc.	282,874	20,022
	Sealed Air Corp.	270,692	18,264
	Mosaic Co.	354,728	13,937
	LyondellBasell Industries NV Class A	125,026	11,531
	Linde plc	31,333	10,855
	Avery Dennison Corp.	41,394	8,965
	Packaging Corp. of America	62,515	8,511
	DuPont de Nemours Inc.	94,200	7,610
	Sherwin-Williams Co.	20,600	7,255
	International Paper Co.	148,700	6,986
	Corteva Inc.	143,400	6,780
	Westrock Co.	70,781	3,140
	Celanese Corp. Class A	16,630	2,795
	Steel Dynamics Inc.	40,400	2,508
	Nutrien Ltd.	31,400	2,361
	Commercial Metals Co.	64,063	2,325
	Agnico Eagle Mines Ltd.	40,500	2,152
	Barrick Gold Corp. (XTSE)	109,800	2,086
	US Steel Corp.	62,800	1,495
	Ecolab Inc.	5,300	1,243
	Reliance Steel & Aluminum Co.	6,800	1,103
	Huntsman Corp.	26,300	917
	Amcor plc	63,090	758
	Olin Corp.	11,100	639
	Ball Corp.	6,600	635
	Teck Resources Ltd. Class B	18,800	542
	Warrior Met Coal Inc.	16,000	411
	Kirkland Lake Gold Ltd.	9,400	394
*	Ingevity Corp.	4,400	316
	Louisiana-Pacific Corp.	4,000	313
	Southern Copper Corp.	4,900	302
*	Arconic Corp.	7,935	262
	Sonoco Products Co.	4,400	255
	Alcoa Corp.	4,100	244
*	Sylvamo Corp.	8,500	237
	Resolute Forest Products Inc.	15,015	229
	Materion Corp.	2,300	211
*	O-I Glass Inc.	15,100	182
*	Ramaco Resources Inc.	10,900	148
*	Alpha Metallurgical Resources Inc.	1,500	92
*	Diversey Holdings Ltd.	6,000	80
	Tronox Holdings plc Class A	2,900	70
	Westlake Chemical Corp.	600	58
*	Allegheny Technologies Inc.	3,200	51

		Shares	Market Value ($000)
*	Turquoise Hill Resources Ltd.	3,119	51
	Kinross Gold Corp.	7,300	42
	American Vanguard Corp.	2,401	39
	Minerals Technologies Inc.	438	32
	Worthington Industries Inc.	500	27
*	Constellium SE Class A	1,374	25
	SunCoke Energy Inc.	3,700	24
	Ecovyst Inc.	2,100	22
*	TimkenSteel Corp.	1,100	18
*	Atotech Ltd.	700	18
	Ryerson Holding Corp.	549	14
	FutureFuel Corp.	1,500	11
	Hecla Mining Co.	1,500	8
	Haynes International Inc.	95	4
	Avient Corp.	69	4
	Mercer International Inc.	300	4
	Innospec Inc.	35	3
*	LSB Industries Inc.	298	3
	Chemours Co.	44	2
*	Pretium Resources Inc.	146	2
	Yamana Gold Inc.	400	2
*	Orion Engineered Carbons SA	80	2
*	Ferroglobe plc	275	2
	ICL Group Ltd.	227	2
	Alamos Gold Inc. Class A	200	2
*	Advanced Emissions Solutions Inc.	191	1
*	Flotek Industries Inc.	653	1
	Myers Industries Inc.	71	1
	Tredegar Corp.	100	1
	Osisko Gold Royalties Ltd.	100	1
*	Novagold Resources Inc.	100	1
*	Equinox Gold Corp.	200	1
	First Majestic Silver Corp.	100	1
*	Gold Standard Ventures Corp.	1,776	1
	Nexa Resources SA	116	1
*	Cleveland-Cliffs Inc.	20	—
*	IAMGOLD Corp.	100	—
			230,778
Other (0.3%)
	SPDR S&P 500 ETF Trust	83,000	39,422
*	Douglas Elliman Inc.	609	7
*,2	Aduro Biotech Inc. CVR	67	—
*,2	Contra Pfenex Inc. CVR	200	—
*,2	Achillion Pharma CVR Alexion Pharmaceuticals Inc.	400	—
*,2	Ferroglobe Unit	48,731	—
*,2	Contra Strongbridge CVR	335	—
			39,429
Real Estate (2.9%)
	Extra Space Storage Inc.	244,196	55,367
	Regency Centers Corp.	670,040	50,488
	Public Storage	121,660	45,569
	Simon Property Group Inc.	255,804	40,870
	American Tower Corp.	106,400	31,122
*	CBRE Group Inc. Class A	255,082	27,679
	Iron Mountain Inc.	508,294	26,599
	Ventas Inc.	448,206	22,912
	Crown Castle International Corp.	101,800	21,250

		Shares	Market Value ($000)
	Federal Realty Investment Trust	111,476	15,196
	Equity Residential	141,620	12,817
	Kimco Realty Corp.	458,250	11,296
	Apartment Income REIT Corp.	130,600	7,140
	AvalonBay Communities Inc.	25,500	6,441
	Healthpeak Properties Inc.	118,800	4,288
	Mid-America Apartment Communities Inc.	16,458	3,776
	Welltower Inc.	40,900	3,508
	American Homes 4 Rent Class A	77,900	3,397
	SBA Communications Corp. Class A	8,300	3,229
	Weyerhaeuser Co.	64,800	2,668
	Invitation Homes Inc.	43,200	1,959
*	Host Hotels & Resorts Inc.	106,600	1,854
	Duke Realty Corp.	23,700	1,556
	Alexandria Real Estate Equities Inc.	6,002	1,338
	CubeSmart	20,900	1,189
	VICI Properties Inc.	32,187	969
	Essex Property Trust Inc.	2,600	916
	UDR Inc.	15,200	912
	Vornado Realty Trust	19,759	827
	Innovative Industrial Properties Inc.	2,268	596
	Sun Communities Inc.	2,000	420
	Spirit Realty Capital Inc.	6,800	328
	MGM Growth Properties LLC Class A	7,300	298
	LXP Industrial Trust	15,400	241
	National Retail Properties Inc.	4,638	223
	Equity LifeStyle Properties Inc.	2,400	210
	Service Properties Trust	22,700	200
*	Hersha Hospitality Trust Class A	15,200	139
	CareTrust REIT Inc.	5,900	135
*	Realogy Holdings Corp.	6,000	101
	Newmark Group Inc. Class A	5,200	97
*	Orion Office REIT Inc.	4,105	77
	Sabra Health Care REIT Inc.	5,000	68
	Brixmor Property Group Inc.	2,200	56
	Healthcare Trust of America Inc. Class A	1,600	53
	CIM Commercial Trust Corp.	5,784	43
	Diversified Healthcare Trust	13,700	42
*	Digitalbridge Group Inc.	2,800	23
	Tanger Factory Outlet Centers Inc.	1,000	19
	Alpine Income Property Trust Inc.	800	16
	JBG SMITH Properties	396	11
	Life Storage Inc.	72	11
*	Chatham Lodging Trust	500	7
	Farmland Partners Inc.	600	7
	First Industrial Realty Trust Inc.	69	5
	Prologis Inc.	27	5
	City Office REIT Inc.	195	4
*	CorePoint Lodging Inc.	189	3
	National Storage Affiliates Trust	49	3
	Urban Edge Properties	171	3
	Acadia Realty Trust	98	2
*	DiamondRock Hospitality Co.	160	2
*	GEO Group Inc.	200	2
	Getty Realty Corp.	56	2
	Gladstone Commercial Corp.	70	2
*	Park Hotels & Resorts Inc.	100	2
	Physicians Realty Trust	100	2

		Shares	Market Value ($000)
	Retail Opportunity Investments Corp.	100	2
	SITE Centers Corp.	100	2
*	Summit Hotel Properties Inc.	158	2
	Urstadt Biddle Properties Inc. Class A	99	2
*	Cushman & Wakefield plc	100	2
	SL Green Realty Corp.	31	2
	Brandywine Realty Trust	100	1
	CorEnergy Infrastructure Trust Inc.	274	1
	Empire State Realty Trust Inc. Class A	100	1
	Kite Realty Group Trust	62	1
	Plymouth Industrial REIT Inc.	46	1
	RLJ Lodging Trust	100	1
	RMR Group Inc. Class A	40	1
*	Sunstone Hotel Investors Inc.	100	1
*	Altisource Portfolio Solutions SA	100	1
*	Ashford Hospitality Trust Inc.	100	1
	Hudson Pacific Properties Inc.	6	—
	Kennedy-Wilson Holdings Inc.	17	—
	Outfront Media Inc.	2	—
	Retail Value Inc.	70	—
*	Apartment Investment and Management Co. Class A	18	—
			410,612
Utilities (1.5%)
	Evergy Inc.	447,835	30,726
	Exelon Corp.	530,171	30,623
	AES Corp.	1,167,265	28,364
	Dominion Energy Inc.	349,900	27,488
	FirstEnergy Corp.	425,930	17,714
	Duke Energy Corp.	160,562	16,843
	DTE Energy Co.	134,282	16,052
	NiSource Inc.	389,711	10,760
	NRG Energy Inc.	233,605	10,064
	WEC Energy Group Inc.	72,900	7,076
	American Electric Power Co. Inc.	38,395	3,416
	Southern Co.	36,100	2,476
	Xcel Energy Inc.	29,600	2,004
	CMS Energy Corp.	26,189	1,704
	Avangrid Inc.	24,000	1,197
	PPL Corp.	30,370	913
	Ameren Corp.	3,900	347
	Eversource Energy	1,800	164
	Alliant Energy Corp.	2,253	138
	Brookfield Renewable Corp. Class A	1,800	66
	Entergy Corp.	200	22
	Sempra Energy (XNYS)	83	11
	Public Service Enterprise Group Inc.	100	7
	MDU Resources Group Inc.	57	2
	Via Renewables Inc. Class A	162	2
	Edison International	9	1
			208,180
Total Common Stocks (Cost $8,411,948)			13,916,799

		Shares	Market Value ($000)
Temporary Cash Investments (2.0%)
Money Market Fund (2.0%)
[3,4]	Vanguard Market Liquidity Fund, 0.090% (Cost $281,730)	2,818,437	281,816
Total Investments (99.9%) (Cost $8,693,678)			14,198,615
Other Assets and Liabilities—Net (0.1%)			15,094
Net Assets (100%)			14,213,709
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,059,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $1,115,000 was received for securities on loan, of which $1,114,000 is held in Vanguard Market Liquidity Fund and $1,000 is held in cash.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2022	1,201	285,748	7,447
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	13,916,799	—	—	13,916,799
Temporary Cash Investments	281,816	—	—	281,816
Total	14,198,615	—	—	14,198,615
Derivative Financial Instruments
Assets
Futures Contracts[1]	7,447	—	—	7,447
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.